NET GAINS/(LOSSES) ON FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Gainslosses On Financial Assets And Liabilities Measured At Fair Value Through Profit Or Loss
Investments in securities	R$ 729,533	R$ (3,150,222)	R$ 8,862,367
Derivative financial instruments	2,435,983	900,386	2,033,429
Total	R$ 3,165,516	R$ (2,249,836)	R$ 10,895,796